Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BERKSHIRE FUNDS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
BERKSHIRE FUNDS | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.92%	11.58%	13.11%
BERKSHIRE FUNDS | Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.14%	13.35%	17.66%
Berkshire Focus Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.67%	1.17%	16.30%
Berkshire Focus Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.67%	0.17%	13.14%
Berkshire Focus Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.97%	0.33%	12.04%